Employee Stock Compensation Plans - Stock Options (Details) (Stock Options [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning balance, Shares Under Option (in shares)	9,559
Granted, Shares Under Option (in shares)	118
Exercised, Shares Under Option (in shares)	(1,154)
Forfeited or expired, Shares Under Option (in shares)	(367)
Outstanding, Ending balance, Shares Under Option (in shares)	8,156	9,559
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning balance, Weighted Average Exercise Price per Share (in dollars per share)	$ 15.72
Granted, Weighted Average Exercise Price per Share (in dollars per share)	$ 19.15
Exercised, Weighted Average Exercise Price per Share (in dollars per share)	$ 11.82
Forfeited or expired, Weighted Average Exercise Price per Share (in dollars per share)	$ 17.95
Outstanding, Ending balance, Weighted Average Exercise Price per Share (in dollars per share)	$ 16.23	$ 15.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Contratual Term (in years)	4.99
Outstanding, Aggregate Intrinsic Value	$ 17
Exercisable, Shares Under Option (in shares)	6,707
Exercisable, Weighted Average Exercise Price per Share (in dollars per share)	$ 16.49
Exercisable, Weighted Average Remaining Contractual Term (in years)	4.41
Exercisable, Aggregate Intrinsic Value	13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Fully vested and expected to vest, Shares Under Option (in shares)	8,030
Fully vested and expected to vest, Weighted Average Exercise Price per Share (in dollars per share)	$ 16.25
Fully vested and expected to vest, Weighted Average Remaining Contractual Term (in years)	4.95
Fully vested and expected to vest, Aggregate Intrinsic Value	17
Total intrinsic value of all options exercised	8	3	1
Cash received from option exercises	13	6	4
Tax benefit realized from these exercises	3	1
Total unrecognized compensation	$ 5
Total unrecognized compensation cost, period of recognition (in years)	1.7